ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

February 29, 2016	Adam M. Schlichtmann
T +1 617 951 7114
F +1 617 235 7346
adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 33-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 201 to the Trust’s Registration Statement under the Securities Act and Amendment No. 202 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 201/202”), including (i) the Prospectus for State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund (the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature pages.

The Board of Trustees of the Trust has approved changing each Fund’s principal investment strategy to gain exposure to the underlying index constituents by investing in a newly created investment company, State Street International Developed Equity Index Portfolio, which will be registered under the 1940 Act as a series of State Street Master Funds and which does not currently plan to engage in a public offering of its securities. Amendment No. 201/202 is being made to reflect this change as well as to make certain other changes to the Registration Statement. It is intended that this Amendment No. 201/202 become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures